Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net Income	$ 4,433	$ 3,517	$ 3,395
Other Comprehensive (Loss)/Income, Net of Income Taxes
Foreign currency translation losses and gains on net investment in foreign operations	(944)	1,358	(749)
Reclassification of foreign currency translation gains on disposal of foreign operations	(13)	0	(77)
Change in fair value of net investment hedges	35	(42)	0
Change in fair value of cash flow hedges	(62)	(10)	3
Reclassification to net income of gains and losses on cash flow hedges	14	21	(2)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(10)	(114)	(11)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	10	15	16
Other comprehensive (loss)/income on equity investments	(82)	86	(106)
Other comprehensive (loss)/income (Note 23)	(1,052)	1,314	(926)
Comprehensive Income	3,381	4,831	2,469
Comprehensive income/(loss) attributable to non-controlling interests	194	(13)	83
Comprehensive Income Attributable to Controlling Interests	3,187	4,844	2,386
Preferred share dividends	164	163	160
Comprehensive Income Attributable to Common Shares	$ 3,023	$ 4,681	$ 2,226